Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and Other Current Assets
Receivable from third-party payment platform		¥ 59,137
Deposits		16,282	¥ 6,275
Prepaid advertising expense		21,454	3,888
Staff advances		6,922
Prepaid rent		5,332	3,560
Others		24,424	9,220
Prepayments and Other Current Assets	$ 19,424	¥ 133,551	¥ 22,943